Interest Rate Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Vessel	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Nominal value of company's interest rate agreements qualify for hedge accounting	$ 0
Number of vessels	17
Initial payments on derivatives	0	0
Unrealized gain / (loss) on interest rate derivatives	14,302	9,725	(881)
Interest rate swap agreements, liability	$ 21,289	$ 35,591
Interest rate derivatives terminated date	Mar. 19, 2014